Shareholders' Equity And Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Shareholders' Equity and Net Income Per Share Note [Abstract]
Schedule of Weighted Average Number of Shares
The following table illustrates net income per share attributable to Delphi and the weighted average shares outstanding used in calculating basic and diluted income per share:

	Year Ended December 31,
	2014	2013	2012
	(in millions, except per share data)
Numerator:
Income from continuing operations	$1,309	$1,170	$1,027
Income from discontinued operations	42	42	50
Net income attributable to Delphi	$1,351	$1,212	$1,077
Denominator:
Weighted average ordinary shares outstanding, basic	300.27	310.82	322.94
Dilutive shares related to RSUs	1.62	0.98	0.35
Weighted average ordinary shares outstanding, including dilutive shares	301.89	311.80	323.29

Basic net income per share:
Continuing operations	$4.36	$3.76	$3.19
Discontinued operations	0.14	0.14	0.15
Basic net income per share attributable to Delphi	$4.50	$3.90	$3.34
Diluted net income per share:
Continuing operations	$4.34	$3.75	$3.18
Discontinued operations	0.14	0.14	0.15
Diluted net income per share attributable to Delphi	$4.48	$3.89	$3.33
Anti-dilutive securities share impact	—	—	3.15

Schedule of Share Repurchases
A summary of the ordinary shares repurchased during the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year Ended December 31,
	2014	2013	2012
Total number of shares repurchased	15,041,713	9,106,434	13,421,742
Average price paid per share	$68.05	$50.14	$30.02
Total (in millions)	$1,024	$457	$403

Schedule of Dividends Declared

	Dividend	Amount
	Per Share	(in millions)
2014:
Fourth quarter	$0.25	$73
Third quarter	0.25	75
Second quarter	0.25	76
First quarter	0.25	77
Total	$1.00	$301
2013:
Fourth quarter	$0.17	$52
Third quarter	0.17	53
Second quarter	0.17	53
First quarter	0.17	53
Total	$0.68	$211

The Company declared and paid cash dividends per common share during the periods presented as follows:

	Dividend	Amount
	Per Share	(in millions)
2014:
Fourth quarter	$0.25	$73
Third quarter	0.25	75
Second quarter	0.25	76
First quarter	0.25	77
Total	$1.00	$301
2013:
Fourth quarter	$0.17	$52
Third quarter	0.17	53
Second quarter	0.17	53
First quarter	0.17	53
Total	$0.68	$211